Disclosure of detailed information about deferred tax assets expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Canadian non-capital losses	$ 10,819
Swiss non-capital losses	9,600
Mexican non-capital losses	272,330
Non-capital losses	292,749	$ 289,351
Canadian Unrecognized losses	0
Swiss Unrecognized losses	0
Mexican Unrecognized losses	92,123
Unrecognized losses	92,123	51,570
2017 [Member]
Statement [Line Items]
Canadian non-capital losses	0
Swiss non-capital losses	0
Mexican non-capital losses	0
Non-capital losses	0	6,055
2018 [Member]
Statement [Line Items]
Canadian non-capital losses	0
Swiss non-capital losses	0
Mexican non-capital losses	11,317
Non-capital losses	11,317	10,198
2019 [Member]
Statement [Line Items]
Canadian non-capital losses	0
Swiss non-capital losses	0
Mexican non-capital losses	1,679
Non-capital losses	1,679	1,569
2020 [Member]
Statement [Line Items]
Canadian non-capital losses	0
Swiss non-capital losses	0
Mexican non-capital losses	269
Non-capital losses	269	246
2021 [Member]
Statement [Line Items]
Canadian non-capital losses	0
Swiss non-capital losses	9,600
Mexican non-capital losses	4,149
Non-capital losses	13,749	17,359
2022 [Member]
Statement [Line Items]
Canadian non-capital losses	0
Swiss non-capital losses	0
Mexican non-capital losses	3,539
Non-capital losses	3,539	5,526
2023 [Member]
Statement [Line Items]
Canadian non-capital losses	0
Swiss non-capital losses	0
Mexican non-capital losses	1,680
Non-capital losses	1,680	8,572
2024 [Member]
Statement [Line Items]
Canadian non-capital losses	0
Swiss non-capital losses	0
Mexican non-capital losses	34,489
Non-capital losses	34,489	58,575
2025 [Member]
Statement [Line Items]
Canadian non-capital losses	0
Swiss non-capital losses	0
Mexican non-capital losses	100,394
Non-capital losses	100,394	93,938
2026 [Member]
Statement [Line Items]
Canadian non-capital losses	0
Swiss non-capital losses	0
Mexican non-capital losses	95,316
Non-capital losses	95,316	82,794
2027 and after [Member]
Statement [Line Items]
Canadian non-capital losses	10,819
Swiss non-capital losses	0
Mexican non-capital losses	19,498
Non-capital losses	$ 30,317	$ 4,519